Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDAR ($M) (4)

					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2025	$6,090,004	$(3,171,355)	$2,026,300	$216,369	$55	$105	$230	$709
2024	$6,939,257	$18,696,908	$2,493,471	$4,440,157	$106	$94	$300	$659

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote	Reflects compensation for our CEO, Marty Bonick, who served as our Principal Executive Officer ("PEO") in 2024 and 2025. For both years presented, reflects compensation for Alfred Lumsdaine, Stephen C. Petrovich, David Schultz and Ethan Chernin, and, with respect to 2025, additionally reflects compensation for David Caspers, as shown in the Summary Compensation Table above.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the S&P Health Care Index. TSR calculation assumes an initial investment of $100 at the market close of
July 18, 2024, the date our stock commenced trading on the NYSE. Data for the S&P Health Care Index assumes reinvestment of dividends.

PEO Total Compensation Amount	$ 6,090,004	$ 6,939,257
PEO Actually Paid Compensation Amount	$ (3,171,355)	18,696,908
Adjustment To PEO Compensation, Footnote	To calculate CAP for our PEO and other NEOs, the following adjustments were made to Summary Compensation Table total compensation for the year ended December 31, 2025.

Adjustments	PEO	Other NEOs

Summary Compensation Table Total	$6,090,004	$2,026,300
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(5,000,004)	(1,185,011)
Addition of fair value at fiscal year (FY) end of equity awards granted during the FY that remained outstanding	2,905,859	566,773
Addition of fair value at vesting date of equity awards granted during the FY that vested during the FY	—	43,245
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(5,849,014)	(996,308)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(1,318,200)	(238,630)
Compensation Actually Paid	$(3,171,355)	$216,369

Non-PEO NEO Average Total Compensation Amount	$ 2,026,300	2,493,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 216,369	4,440,157
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP for our PEO and other NEOs, the following adjustments were made to Summary Compensation Table total compensation for the year ended December 31, 2025.

Adjustments	PEO	Other NEOs

Summary Compensation Table Total	$6,090,004	$2,026,300
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(5,000,004)	(1,185,011)
Addition of fair value at fiscal year (FY) end of equity awards granted during the FY that remained outstanding	2,905,859	566,773
Addition of fair value at vesting date of equity awards granted during the FY that vested during the FY	—	43,245
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(5,849,014)	(996,308)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(1,318,200)	(238,630)
Compensation Actually Paid	$(3,171,355)	$216,369

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDAR
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table	Adjusted EBITDAR 2.Adjusted EBITDAR margin 3.Net revenue
Total Shareholder Return Amount	$ 55	106
Peer Group Total Shareholder Return Amount	105	94
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 230	$ 300
Company Selected Measure Amount	709	659
PEO Name	Marty Bonick	Marty Bonick,
Additional 402(v) Disclosure	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the closing stock price on the relevant measurement date. Performance stock units subject to non-market-based conditions are valued based on revised assumptions of the probable payout on the applicable measurement dates and the closing stock price on that date.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Non-GAAP Measure Description	The Company-selected measure is Adjusted EBITDAR, as defined in the "Supplemental Non-GAAP Valuation Measure" section in the Company’s
Annual Report on Form 10-K for the year ended December 31, 2025 filed with the SEC.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAR margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,004)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,905,859
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,849,014)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,318,200)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,185,011)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,773
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(996,308)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,245
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (238,630)